Retirement Benefit Plans - Summary of Maturity Analysis of Undiscounted Pension Benefit (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	$ 18,350,395	$ 619,109	$ 19,095,234
Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	291,152	9,823	292,100
1-5 years [member]
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	1,551,496	52,345	1,673,549
More than 5 years [member]
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	$ 16,507,747	$ 556,941	$ 17,129,585